Subsequent Events (Detail) - USD ($) $ / shares in Units, $ in Millions		2 Months Ended	9 Months Ended	12 Months Ended
	Jan. 02, 2015	Mar. 02, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Subsequent Event [Line Items]
Options granted			6,948,000	22,094,000	6,476,000	3,664,000
Options granted, weighted average exercise price			$ 10.67	$ 3.25	$ 0.61	$ 0.13
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Options granted		3,715,552
Options granted, weighted average exercise price		$ 7.37
Subsequent Event [Member] | 2014 Credit Facility [Member]
Subsequent Event [Line Items]
Credit facility, amount repaid	$ 125.0